First Trust Multi Income Allocation Portfolio Investment Strategy - First Trust Multi Income Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend-paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), high yield or “junk” bonds, floating rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities (“TIPS”). First Trust Advisors L.P. serves as the investment advisor (“First Trust” or the “Advisor”) to the Fund and Energy Income Partners, LLC (“EIP” or a “Sub-Advisor”) and Stonebridge Advisors LLC (“Stonebridge” or a “Sub-Advisor”) each serve as investment sub-advisors. The Advisor’s Investment Committee determines the Fund’s strategic allocation among the various asset classes and allocates the Fund’s assets to a portfolio management team that has expertise in the particular asset class. Each management team is composed of personnel of either the Advisor or a Sub-Advisor. The Advisor will tactically adjust allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, will be 20%. The minimum weight of any asset class, at the time of adjustment, will be 5%. The Fund may, at certain times, invest in exchange-traded funds (“ETFs”) that generally provide exposure to the nine asset classes in lieu of investing directly in such assets classes. Certain of the ETFs may be advised by First Trust, as a result, First Trust will also earn advisory fees on the underlying ETFs. In general, the U.S. dollar-denominated fixed income securities in which the Fund invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as “junk” bonds. The Fund also invests in the equity securities of domestic and foreign issuers (including emerging markets) listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may invest in equity securities issued by small, mid or large capitalization companies. The Fund may also invest in bank loans, covenant-lite loans, hybrid capital securities, senior loans and when-issued, TBA and delayed delivery securities.